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                            KUNZMAN & BOLLINGER, INC.
                                ATTORNEYS-AT-LAW
                          5100 N. BROOKLINE, SUITE 600
                          OKLAHOMA CITY, OKLAHOMA 73112
                            Telephone (405) 942-3501
                               Fax (405) 942-3527



                                  March 1, 2006



ELECTRONIC FILING


Mr. H. Roger Schwall
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street N.W.
Washington, D.C.  20549

         RE: Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for Atlas America Public #15-2005 Program
                  SEC Registration No. 333-127355
                  ------------------------------------------------------------

Dear Mr. Schwall:

         Pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, enclosed for filing on behalf of the above-referenced Program is Post-Effective Amendment No. 1 with exhibits thereto (the "Amendment") to the Registration Statement on Form S-1 which was filed August 9, 2005.

         The material changes in the Amendment from Atlas America Public #15-2005(A) L.P. and the October 27, 2005 prospectus are described below.

         (1) The Program is now composed of up to three (instead of four) limited partnerships, as discussed below, which will still be offered in a series. The Amendment provides information in the prospectus concerning the closing on December 31, 2005, of Atlas America Public #15-2005(A) L.P., the first limited partnership offered. Thus, the Amendment pertains to the offering of the remaining unsold Units in the Program by Atlas America Public #15-2006(B) L.P., the second limited partnership in the Program, and possibly Atlas America Public #15-2006(C) L.P., the third limited partnership in the Program. Atlas America Public #15-2006(D) L.P., the fourth limited partnership in the Program, will not be offered. Atlas America Public #14-15-2006(B) L.P. is the 16th public drilling limited partnership to be offered by Atlas Resources, Inc., the managing general partner, since 1992.

         (2) The Amendment provides information in the prospectus concerning the number of units remaining to be sold from the initial registration of $200 million (20,000 units) in the Program. In this regard, the first limited partnership raised $52,245,720 (5,227.40 units, including discounted units as permitted by the terms of the prospectus).

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KUNZMAN & BOLLINGER, INC.

Mr. H. Roger Schwall
Securities and Exchange Commission
March 1, 2006
Page 2


         (3) Under the Amendment, none of the remaining 407.1 unsold Limited Partner Units have been re-allocated to Investor General Partner Units in the Calculation of Registration Fee table.

         (4) The Amendment includes updating and conforming certain changes in the Tax Opinion (Exhibit 8 to the Registration Statement) and the "Risk Factors - Tax Risks" and "Federal Income Tax Considerations" sections of the prospectus.

         (5) The Amendment includes in the prospectus the most recent audited financial statements for Atlas Resources, Inc., the managing general partner. The financial statements are for the periods ending September 30, 2005 and 2004, and are accompanied with an audit report of Grant Thornton LLP dated January 6, 2006. These financial statements and audit report have been substituted for the audited financial statements of the managing general partner as of September 30, 2004 and 2003 and the corresponding audit report dated November 22, 2004, which were in the prospectus dated October 27, 2005.

         (6) The Amendment includes in the prospectus the balance sheet for Atlas America Public #15-2006(B) L.P., which is the second limited partnership that will offer units in the Program, and the corresponding audit report. The audited balance sheet for the first limited partnership, which has closed, has been deleted.

         (7) The Amendment provides information in the prospectus concerning oil and gas prospects proposed to be drilled in the second limited partnership. In the prospectus dated October 27, 2005, the proposed prospect information, which has been deleted, was for the first limited partnership. The new prospect information is in the same format as the information provided in the October 27, 2005 prospectus.

         (8) Based on the proposed oil and gas prospects to be drilled in the second limited partnership, the "Capitalization and Source of Funds and Use of Proceeds" and "Compensation" sections of the prospectus have been changed in the Amendment to include updated information concerning the drilling and completion costs, the number of wells that will be drilled, and the reduced size of the maximum offering due to the closing of the first limited partnership. These changes also affect the amount (but not the type) of compensation that the managing general partner will receive, and the amount of the managing general partner's capital contribution to the second limited partnership. Additionally, the Amendment provides information in the prospectus regarding an increase in the gathering fees in all drilling areas to 10% of the gross sales price, which the managing general partner has determined is a competitive rate.


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KUNZMAN & BOLLINGER, INC.

Mr. H. Roger Schwall
Securities and Exchange Commission
March 1, 2006
Page 3

         (9) Atlas America recently announced that it intends to transfer to a newly-formed wholly-owned limited liability company or limited partnership subsidiary of Atlas America substantially all of its natural gas and oil exploration and production assets.
              These transfers would occur upon closing of the offering discussed below and, subject to Atlas Resources' financial commitments to the partnerships under the partnership agreement, would include the transfer of Atlas Resources' net cash flow and tax benefits as managing general partner in the up to two partnerships being offered in this program. The transfers to Atlas America's subsidiary also are expected to include Atlas Resources' managing general partner and operator interests in all, or substantially all, of its prior partnerships. In exchange for these transfers, Atlas Resources would receive an interest in Atlas America's newly-formed subsidiary. Atlas America further intends to make a registered initial public offering of a minority interest, estimated to be 20%, in the newly-formed subsidiary. The prospectus and this letter do not constitute an offer to sell or a solicitation of an offer to buy any such securities.

         (10) The Amendment includes certain other marked changes in the prospectus to clarify or update the information presented, such as updating the information presented in the "Prior Activities" tables of the prospectus to a more recent date.

         Please direct any questions or comments with respect to this filing to the undersigned or Mr. Wallace W. Kunzman, Jr. at (405) 942-3501.

                                                    Very truly yours,

                                                    KUNZMAN & BOLLINGER, INC.

                                                    /s/ Gerald A. Bollinger

                                                    Gerald A. Bollinger


Enclosures

cc:      Mr. Jack Hollander
         Mr. Justin Atkinson